Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Net operating loss carry forwards for income tax	$ 86,000					$ 86,000		$ 9,000
Interest income earned on trust account	2,125,942		$ 1,444,095			4,166,596	$ 2,608,916	6,187,823
Net of funds available to be withdrawn from trust for working capital purposes						750,000	750,000	750,000
Net income	1,475,886	$ 1,378,002	1,288,589	$ 958,379	$ (216,687)	2,853,888	2,246,968	5,266,802
Federal depository insurance coverage	$ 250,000					$ 250,000		$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	33,712,570				32,900,501	33,712,570		33,427,182
Interest income earned on trust account								$ 6,200,000
Net income	$ 0	$ 0						$ 5,400,000
Net Income Attributable To Common Stockholders Basic And Diluted	1,480,000		$ 1,290,000			$ 2,850,000	$ 2,250,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Securities excluded from the calculation of basic loss per ordinary share						17,433,334	17,433,334	17,433,334
Cayman Islands Tax Information Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits	0				$ 0	$ 0		$ 0
Accrued for interest and penalties	$ 0				$ 0	$ 0		$ 0